UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Municipal Income Fund -
Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	.78%
Actual		$ 1,000.00	$ 1,059.90	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.92
Class T	.77%
Actual		$ 1,000.00	$ 1,059.80	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.87
Class B	1.45%
Actual		$ 1,000.00	$ 1,055.80	$ 7.41
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.27
Class C	1.55%
Actual		$ 1,000.00	$ 1,055.70	$ 7.92
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.77
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,060.70	$ 2.72
HypotheticalA		$ 1,000.00	$ 1,022.23	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	17.6	16.7
Texas	11.8	12.0
Illinois	11.5	12.4
New York	10.8	10.1
Florida	6.5	6.2
Top Five Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.8	33.1
Health Care	18.6	20.6
Water & Sewer	9.2	8.5
Special Tax	8.7	9.3
Transportation	8.6	9.2
Weighted Average Maturity as of April 30, 2012
		6 months ago
Years	5.8	6.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of April 30, 2012
6 months ago
Years	7.5	8.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
AAA 8.1%	AAA 8.5%
AA,A 78.9%	AA,A 79.1%
BBB 8.1%	BBB 8.3%
BB and Below 0.2%	BB and Below 0.6%
Not Rated 1.9%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount	Value
Alabama - 0.2%
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (c)	$ 1,500,000	$ 1,502,475
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,160,500
		2,662,975
Arizona - 2.7%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,160,720
5.25% 10/1/20 (FSA Insured)	1,600,000	1,879,392
5.25% 10/1/21 (FSA Insured)	850,000	996,549
5.25% 10/1/26 (FSA Insured)	500,000	562,575
5.25% 10/1/28 (FSA Insured)	1,600,000	1,785,760
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,490,049
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,200,000	1,392,516
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) 5.25% 9/1/23	1,000,000	1,080,180
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,590,341
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A, 6.25% 7/1/38	2,200,000	2,312,354
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,539,385
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	759,458
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,054,760
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (d)	2,000,000	2,099,980
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	1,620,000	1,722,287
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	2,000,000	2,164,320
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity)	3,750,000	3,688,725
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,096,210
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Salt Verde Finl. Corp. Sr. Gas Rev.: - continued
5.25% 12/1/22	$ 1,500,000	$ 1,642,755
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	219,688
		31,238,004
California - 17.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	1,600,000	1,806,016
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AL, 5% 12/1/19 (b)	2,500,000	3,065,350
Series AI, 5% 12/1/16	3,400,000	4,060,892
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/21	5,000,000	6,152,900
California Econ. Recovery Series A, 5% 7/1/18	1,400,000	1,701,098
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	30,115
5% 11/1/24	2,400,000	2,716,776
5% 6/1/27 (AMBAC Insured)	600,000	642,024
5% 9/1/27	1,410,000	1,534,348
5% 3/1/31	1,800,000	1,919,790
5% 9/1/31	1,500,000	1,612,020
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	884,867
5% 9/1/32	1,600,000	1,714,800
5% 9/1/33	1,800,000	1,927,638
5% 9/1/35	580,000	615,827
5.125% 11/1/24	600,000	638,844
5.25% 2/1/16	1,000,000	1,061,050
5.25% 2/1/24	1,000,000	1,055,490
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	514,725
5.25% 2/1/28	1,200,000	1,256,616
5.25% 2/1/33 (Pre-Refunded to 2/1/13 @ 100)	2,000,000	2,074,780
5.25% 12/1/33	20,000	20,961
5.25% 4/1/35	2,200,000	2,474,868
5.25% 3/1/38	3,900,000	4,197,141
5.25% 11/1/40	700,000	766,185
5.5% 8/1/27	2,100,000	2,408,427
5.5% 8/1/29	2,800,000	3,166,828
5.5% 8/1/30	2,000,000	2,251,160
5.5% 11/1/33	5,400,000	5,681,826
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.5% 3/1/40	$ 1,000,000	$ 1,108,410
5.6% 3/1/36	400,000	451,800
6% 3/1/33	4,250,000	5,003,610
6% 4/1/38	5,300,000	6,124,574
6% 11/1/39	11,700,000	13,680,793
6.5% 4/1/33	3,850,000	4,714,941
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	825,000	908,639
Series 2009 E, 5.625% 7/1/25	2,000,000	2,286,100
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,084,624
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	33,426
6.5% 10/1/38	1,375,000	1,660,863
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,200,000	1,333,512
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	2,972,725
Bonds (Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	1,055,000	1,143,325
Series 2009 F, 5%, tender 7/1/14 (c)	1,000,000	1,083,720
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(d)	1,000,000	1,037,760
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,075,760
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,794,560
5% 11/1/21	1,760,000	1,939,890
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	1,062,470
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,085,480
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,915,781
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	2,300,000	2,524,411
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	$ 2,585,000	$ 2,748,320
(Univ. Proj.) Series 2011 B, 5.25% 10/1/27	3,500,000	3,886,575
(Various Cap. Projs.) Series 2012 A, 5% 4/1/24	3,190,000	3,576,373
Series 2005 H, 5% 6/1/18	1,425,000	1,548,405
Series 2009 G1, 5.75% 10/1/30	600,000	675,756
Series 2009 I:
6.125% 11/1/29	400,000	466,684
6.375% 11/1/34	1,000,000	1,155,990
Series 2010 A, 5.75% 3/1/30	1,000,000	1,125,140
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,900,616
California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,094,670
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,321,294
Fontana Unified School District Gen. Oblig. 5% 5/1/18 (Assured Guaranty Corp. Insured)	1,170,000	1,386,228
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	643,874
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	400,424
5.75% 1/15/40	600,000	599,970
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,150,000	5,202,427
5% 6/1/45	1,000,000	1,010,180
5% 6/1/45 (FSA Insured)	105,000	105,650
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,142,060
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,629,760
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	300,000	334,560
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25 (b)	1,455,000	1,610,845
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,335,840
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	$ 1,000,000	$ 1,049,940
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,135,290
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	1,000,000	1,033,120
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,000,000	1,083,270
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,892,700
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,131,590
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	375,300
Series B, 0% 8/1/39	3,700,000	899,248
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	1,995,000	1,922,562
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28 (b)	2,200,000	2,540,406
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	400,000	475,760
6.5% 8/1/27	1,000,000	1,222,110
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,066,220
San Diego Unified School District Series 2008 C, 0% 7/1/39	4,700,000	1,088,097
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,297,329
San Marcos Unified School District Series A, 5% 8/1/38	1,000,000	1,083,820
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	753,050
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	400,000	434,872
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,831,342
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	755,820
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	662,912
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.: - continued
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/20 (AMBAC Insured)	$ 740,000	$ 748,614
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,470,000	2,813,997
Series 2009 O:
5.25% 5/15/39	500,000	552,815
5.75% 5/15/30	5,985,000	7,058,948
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,000,000	1,140,130
Washington Township Health Care District Rev.:
Series 2010 A, 5.25% 7/1/30	1,100,000	1,187,725
Series A, 5% 7/1/15	1,025,000	1,120,694
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	782,334
		201,022,192
Colorado - 1.5%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100)	1,810,000	1,948,248
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,010,256
0% 7/15/22 (Escrowed to Maturity)	2,800,000	2,173,192
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	894,718
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,100,600
(Volunteers of America Care Proj.) Series A, 5% 7/1/14	570,000	580,004
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,600,000	4,663,986
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity)	1,200,000	1,113,936
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,119,900
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.: - continued
Series 2010 A, 0% 9/1/41	$ 2,000,000	$ 351,220
Series 2010 C, 5.25% 9/1/25	1,000,000	1,074,540
		17,030,600
Connecticut - 0.5%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	2,000,000	2,440,200
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	3,350,000	3,362,161
		5,802,361
District Of Columbia - 1.7%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,198,764
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	2,125,459
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,820,544
Series B, 4.75% 6/1/32	500,000	522,140
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	7,186,688
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	902,220
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	1,774,495
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	1,634,800
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	700,000	764,183
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	1,994,720
		19,924,013
Florida - 6.5%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,071,200
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,154,880
Series 2012 A, 5% 7/1/24 (b)	4,400,000	5,000,380
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,671,390
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp.:
Series 2010 A1:
5% 6/1/16 (FSA Insured)	$ 1,500,000	$ 1,674,735
5% 6/1/17 (FSA Insured)	1,000,000	1,137,940
Series 2011 A1, 5% 6/1/20	1,000,000	1,128,730
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,500,000	2,857,600
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	619,476
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	2,405,000	2,941,676
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 D, 5% 6/1/37	1,790,000	1,959,495
Series 2006 E, 5% 6/1/35	700,000	772,394
Series A, 5.5% 6/1/38	400,000	455,640
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,095,110
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	500,000	584,085
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	800,000	809,080
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	710,000	755,511
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B:
5% 11/15/30	505,000	532,028
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	70,000	80,249
Series 2006 G:
5% 11/15/16	95,000	109,339
5% 11/15/16 (Escrowed to Maturity)	5,000	5,894
5.125% 11/15/18	965,000	1,104,529
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	35,000	41,452
Series 2008 B, 6% 11/15/37	2,000,000	2,280,240
Series B:
5% 11/15/14	875,000	962,334
5% 11/15/14 (Escrowed to Maturity)	125,000	138,706
Hillsborough County Indl. Dev.:
(Gen. Hosp. Proj.) Series 2006, 5% 10/1/36	1,015,000	1,035,879
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,471,304
5% 7/1/19	2,230,000	2,470,929
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev.: - continued
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	$ 700,000	$ 723,310
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,431,870
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	535,000	680,456
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,000,000	1,044,530
Series 2009 B, 5% 10/1/18	4,790,000	5,107,433
Series Three 2010 D, 5% 10/1/38	1,600,000	1,763,392
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,129,910
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	1,050,000	1,118,198
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	1,500,000	1,635,960
Series 2010 A1, 5.5% 10/1/30	1,000,000	1,125,980
Series 2010 B, 5% 10/1/35 (FSA Insured)	2,300,000	2,459,436
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	2,000,000	2,098,760
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,247,960
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,936,640
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	2,100,000	2,264,073
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,000,000	1,092,950
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	1,100,000	1,228,370
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	557,930
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,534,806
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/18	1,400,000	1,708,952
Winter Park Wtr. and Swr. Impt. Rev. Series 2009, 5% 12/1/34	2,250,000	2,479,185
		74,292,306
Municipal Bonds - continued
	Principal Amount	Value
Georgia - 2.2%
Atlanta Arpt. Rev. Series 2004 F, 5.25% 1/1/13 (FSA Insured) (d)	$ 1,000,000	$ 1,031,100
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A:
6% 11/1/25	3,000,000	3,575,640
6.25% 11/1/39	3,500,000	4,086,985
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,373,932
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	1,100,000	899,679
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,472,202
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	1,022,777
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,774,875
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,769,491
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,774,226
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	1,889,326
		25,670,233
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,250,000	1,423,188
Idaho - 0.3%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,661,889
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,411,848
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	400,000	476,280
		3,550,017
Illinois - 11.5%
Chicago Board of Ed. Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,181,973
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	839,360
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,125,000	$ 5,711,134
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	3,775,980
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,688,550
Series A, 5% 1/1/42 (AMBAC Insured)	15,000	15,029
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,085,740
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,405,000	1,465,345
Series 2011 C, 6.5% 1/1/41	2,300,000	2,747,005
Series A, 5.5% 1/1/16 (AMBAC Insured) (d)	250,000	250,870
Chicago Park District Gen. Oblig. Series 2010 C, 5.25% 1/1/37	1,300,000	1,468,649
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/21	1,400,000	1,520,148
Cmnty. College District #525 Gen. Oblig. (Joliet Jr. College Proj.) Series 2008, 5.75% 6/1/28	1,000,000	1,129,780
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	1,100,000	1,122,572
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	324,120
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,171,840
Series 2010 A, 5.25% 11/15/33	3,250,000	3,568,305
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,297,663
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	290,000	290,943
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23	1,150,000	1,268,404
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,735,248
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,185,050
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,305,936
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	$ 1,300,000	$ 1,388,673
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,300,000	1,367,080
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,627,852
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,900,000	2,006,362
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,300,000	2,641,228
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	5,000,000	5,610,600
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,700,000	3,027,132
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	1,500,000	1,786,545
Series 2009 D, 6.625% 11/1/39	1,445,000	1,721,038
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,114,780
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	2,900,000	2,976,676
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,193,104
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,309,840
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,100,000	1,268,971
Series 2008 A, 5.625% 1/1/37	3,025,000	3,165,511
Series 2009:
6.875% 8/15/38	80,000	90,356
7% 8/15/44	285,000	322,193
Series 2010, 5.25% 8/15/36	1,030,000	1,084,312
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,123,810
Series 2006:
5% 1/1/19	1,000,000	1,121,830
5.5% 1/1/31	1,000,000	1,158,460
Series 2010, 5% 1/1/23 (FSA Insured)	1,300,000	1,426,321
Series 2012:
5% 3/1/23	1,000,000	1,108,850
5% 3/1/36	1,000,000	1,050,660
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	$ 2,000,000	$ 2,111,960
5.25% 5/15/32 (FSA Insured)	360,000	380,153
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,047,430
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	600,000	600,408
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	2,700,000	3,050,136
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,576,520
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	882,190
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,393,590
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	235,000	224,613
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	686,473
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,279,709
Lake County Forest Preservation District Series 2007 A, 0.667% 12/15/13 (c)	860,000	860,490
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,923,450
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,675,000	2,412,957
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	620,450
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300,000	3,350,655
Series 2010 B1, 0% 6/15/44 (FSA Insured)	3,900,000	667,992
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	3,024,763
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,140,000	747,920
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	1,762,474
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	287,240
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition: - continued
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (FSA Insured)	$ 4,810,000	$ 873,015
0% 6/15/45 (FSA Insured)	2,600,000	421,538
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	1,108,790
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,113,450
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	3,497,795
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,228,288
Series 2009 A, 5.75% 4/1/38	2,940,000	3,247,877
Series 2010 A:
5% 4/1/25	1,000,000	1,123,410
5.25% 4/1/30	1,000,000	1,109,780
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	540,000	529,616
0% 11/1/14 (FSA Insured)	460,000	444,820
0% 11/1/16 (Escrowed to Maturity)	275,000	261,654
0% 11/1/16 (FSA Insured)	825,000	755,090
0% 11/1/19 (Escrowed to Maturity)	790,000	691,748
0% 11/1/19 (FSA Insured)	5,085,000	4,107,155
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	970,380
		131,217,807
Indiana - 2.0%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	2,058,948
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,700,000	4,668,475
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,080,930
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,176,980
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	$ 2,000,000	$ 2,242,140
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	1,400,000	1,407,658
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	893,050
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (d)	1,000,000	1,110,990
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,126,930
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,099,017
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/28	660,000	760,076
5% 7/1/35	500,000	561,595
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	3,118,196
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	773,563
		23,078,548
Iowa - 0.1%
Coralville Urban Renewal Rev. Series C, 5.125% 6/1/39	70,000	70,447
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,312,560
		1,383,007
Kansas - 0.5%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,147,361
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	377,702
5.25% 11/15/16	955,000	1,074,977
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,129,970
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	$ 300,000	$ 326,214
5% 11/15/17	500,000	567,535
		5,623,759
Kentucky - 1.6%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/18	3,000,000	3,480,780
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,090,730
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	1,053,040
(Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,835,875
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	6,150,000	7,798,938
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,170,000	2,330,667
		18,590,030
Louisiana - 0.7%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,844,491
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,600,000	1,718,384
5.5% 6/1/41 (FGIC Insured)	1,000,000	1,071,130
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (d)	1,570,000	1,756,940
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,063,530
0% 9/1/15 (AMBAC Insured)	700,000	634,795
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	320,000	321,283
		8,410,553
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,230,229
Municipal Bonds - continued
	Principal Amount	Value
Maine - continued
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (Pre-Refunded to 7/1/14 @ 100)	$ 1,000,000	$ 1,104,710
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,414,829
		3,749,768
Maryland - 0.9%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	566,010
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	450,000	477,306
(Good Samaritan Hosp. Proj.) Series 1993, 5.75% 7/1/13 (Escrowed to Maturity)	1,665,000	1,718,397
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,127,470
Series 2010, 5.125% 7/1/39	900,000	970,596
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	695,000	782,118
6% 1/1/38	2,800,000	3,009,104
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	1,056,260
		9,707,261
Massachusetts - 1.8%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,544,676
Series I, 6.75% 1/1/36	1,000,000	1,132,230
Massachusetts Gen. Oblig.:
Series 2007 A, 0.936% 5/1/37 (c)	500,000	401,645
Series 2007 C, 5.25% 8/1/24	2,200,000	2,597,496
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	1,000,000	1,045,830
5.125% 7/1/38	1,000,000	1,038,150
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	1,000,000	1,042,370
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	5,000,000	5,601,250
5% 8/15/30	4,500,000	4,979,745
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series 2007 A, 5% 8/15/22 (AMBAC Insured)	$ 600,000	$ 701,946
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,038
		20,095,376
Michigan - 2.4%
Allegan Pub. School District 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,809,274
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,100,000	1,241,240
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,000,000	1,231,410
Series 2006, 5% 7/1/36	2,800,000	2,802,940
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,702,924
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,972,800
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,194,760
Ferris State Univ. Rev. 5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,525,781
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,723,396
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (c)	1,000,000	1,104,870
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	500,000	573,130
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,217,689
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	2,000,000	2,006,960
Series 2008 A, 5.75% 5/15/38	1,000,000	1,101,410
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	3,015,425
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	600,000	767,922
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,093,490
		27,085,421
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - 1.5%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	$ 1,620,000	$ 1,802,801
Elk River Independent School District #728 Series 2002 A, 5.25% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	3,865,000	4,003,290
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/14 (d)	1,000,000	1,069,850
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,177,670
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,292,841
Rochester Hsg. & Hlthcar Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,112,584
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,430,170
Series 2003 11, 5.25% 12/1/18	1,000,000	1,073,240
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,000,000	1,169,720
Series 2009, 5.75% 7/1/39	1,600,000	1,760,208
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,062,840
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	200,000	228,232
		17,183,446
Missouri - 0.1%
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	880,575
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	1,800,000	1,992,978
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.827% 12/1/17 (c)	1,100,000	933,559
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,473,550
		2,407,109
Nevada - 0.7%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (d)	1,000,000	1,031,150
Municipal Bonds - continued
	Principal Amount	Value
Nevada - continued
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	$ 1,000,000	$ 1,137,770
5.625% 7/1/32	3,000,000	3,463,560
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B:
5.25% 6/1/16 (Pre-Refunded to 12/1/12 @ 100)	1,000,000	1,029,320
5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100)	1,000,000	1,029,320
		7,691,120
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,800,000	1,914,876
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	100,000	101,273
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	1,000,000	1,135,670
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	1,000,000	1,070,310
New Hampshire Tpk. Sys. Rev.:
Series 2012 B, 5% 2/1/20 (b)	700,000	814,191
5% 4/1/20	1,325,000	1,603,714
		6,640,034
New Jersey - 1.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	700,000	828,625
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,092,240
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,113,140
5.25% 3/1/23	2,000,000	2,202,740
5.25% 3/1/25	1,500,000	1,643,325
5.25% 3/1/26	915,000	999,509
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,138,490
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	1,600,000	1,847,648
Series 2012, 5% 6/15/21	800,000	913,736
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	$ 1,000,000	$ 1,098,140
New Jersey Trans. Trust Fund Auth. Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	489,456
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,055,510
		14,422,559
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,361,340
New York - 10.8%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	1,500,000	1,582,350
Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	1,600,000	1,773,264
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	600,000	664,974
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	1,800,000	2,036,952
Series A:
5% 2/15/47	2,000,000	2,067,680
5% 2/15/47	1,200,000	1,240,608
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,516,200
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	1,000,000	1,075,470
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100)	880,000	929,597
Series 2005 G, 5% 8/1/15	1,000,000	1,135,960
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,731,825
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,357,200
Series 2009 I-1, 5.625% 4/1/29	600,000	714,540
Series 2012 E, 5% 8/1/24	5,000,000	6,022,150
Series 2012 G1, 5% 4/1/27	3,500,000	4,106,060
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	600,000	636,060
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A:
5.125% 6/15/34	$ 500,000	$ 502,390
5.125% 6/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	480,000	482,294
5.125% 6/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 6/15/12 @ 100)	1,520,000	1,528,786
Series 2003 E, 5% 6/15/34	1,600,000	1,663,216
Series 2005 D:
5% 6/15/37	400,000	433,424
5% 6/15/38	1,300,000	1,398,046
5% 6/15/39	500,000	537,555
Series 2009 A, 5.75% 6/15/40	2,300,000	2,722,901
Series 2009 CC, 5% 6/15/34	2,100,000	2,282,868
Series 2009 EE, 5.25% 6/15/40	2,100,000	2,345,070
Series 2009 FF 2, 5.5% 6/15/40	3,000,000	3,397,170
Series 2011 EE, 5.375% 6/15/43	1,900,000	2,161,440
Series 2012 AA, 5% 6/15/44	1,800,000	1,969,398
Series 2012 CC, 5% 6/15/45	1,400,000	1,538,950
Series 2012 EE, 5.25% 6/15/30	5,100,000	6,031,209
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,142,860
Series 2009 S3:
5.25% 1/15/34	4,000,000	4,450,000
5.25% 1/15/39	1,000,000	1,089,320
Series 2009 S4:
5.5% 1/15/39	850,000	941,605
5.75% 1/15/39	1,600,000	1,801,056
New York City Transitional Fin. Auth. Rev.:
Series 2004 B, 5% 8/1/32	1,300,000	1,346,358
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,051,850
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32	2,400,000	2,602,176
Series 2008 B, 5.75% 3/15/36	3,400,000	3,944,170
Series 2009 A, 5% 2/15/34	1,100,000	1,215,588
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	850,000	876,027
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	1,000,000	1,087,320
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 B, 5.25% 7/1/24	$ 200,000	$ 219,254
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,020,520
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,493,700
Series 2009 B, 5% 11/15/34	1,200,000	1,321,620
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	1,900,000	2,323,890
Series 2008 A, 5.25% 11/15/36	3,700,000	3,976,871
Series 2008 C, 6.5% 11/15/28	1,000,000	1,266,600
Series 2010 D, 5.25% 11/15/40	1,400,000	1,526,504
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,656,990
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,775,616
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,780,455
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,247,004
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100)	930,000	939,812
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,048,650
5.25% 6/1/22 (AMBAC Insured)	2,360,000	2,472,194
Series 2003 B, 5.5% 6/1/18	920,000	923,735
Series 2003B 1C:
5.5% 6/1/19	1,600,000	1,689,280
5.5% 6/1/21	5,000,000	5,262,250
5.5% 6/1/22	1,500,000	1,578,840
Series 2011:
5% 6/1/17	2,300,000	2,694,588
5% 6/1/17	2,200,000	2,577,432
		122,929,742
Municipal Bonds - continued
	Principal Amount	Value
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	$ 500,000	$ 501,765
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,400,000	1,479,800
		1,981,565
North Carolina - 1.4%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,022,850
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (d)	1,000,000	1,167,130
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,298,391
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	625,000	653,519
5% 11/1/30 (FSA Insured)	1,200,000	1,269,444
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	2,100,000	2,306,556
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18 (Pre-Refunded to 2/1/14 @ 100)	1,000,000	1,081,160
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,147,590
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,721,936
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	1,093,360
Series 2010 B, 5% 1/1/20	1,300,000	1,566,487
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,504,013
		15,832,436
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	798,165
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,451,156
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,320,727
		4,570,048
Municipal Bonds - continued
	Principal Amount	Value
Ohio - 0.7%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	$ 800,000	$ 860,960
5% 6/1/17	925,000	997,936
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	1,045,960
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,459,224
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	1,500,000	1,705,680
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,528,576
		7,598,336
Oklahoma - 0.7%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,695,000	1,903,960
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000,000	1,132,800
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22	2,865,000	3,358,152
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,736,940
		8,131,852
Oregon - 0.5%
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,200,000	1,234,392
Oregon Gen. Oblig. (State Board of Higher Ed. Proj.) Series 2009 A:
5.75% 8/1/25	500,000	595,935
5.75% 8/1/26	1,000,000	1,182,970
5.75% 8/1/28	500,000	588,325
5.75% 8/1/29	500,000	587,070
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,260,560
		5,449,252
Pennsylvania - 1.7%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	978,979
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,211,177
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	$ 1,250,000	$ 1,376,925
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,618,415
Easton Area School District Series 2006:
7.75% 4/1/25 (FSA Insured)	315,000	385,336
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	385,000	490,221
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	490,232
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,155,461
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	1,500,000	1,616,370
Series 2009 D, 5.5% 12/1/41	2,400,000	2,620,152
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	515,400
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	152,760
Ninth Series, 5.25% 8/1/40	800,000	833,616
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	600,000	684,228
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	212,460
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,775,150
		19,116,882
Puerto Rico - 0.8%
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	2,500,000	2,560,975
Series 2006 C, 5.25% 1/1/15 (d)	1,000,000	1,064,220
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	600,000	655,884
5.75%, tender 7/1/17 (c)	1,100,000	1,215,335
Series N, 5.5% 7/1/22	1,100,000	1,185,228
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	$ 2,800,000	$ 544,264
Series 2009 A, 6% 8/1/42	1,400,000	1,568,882
		8,794,788
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,083,930
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (d)	2,200,000	2,275,614
		3,359,544
South Carolina - 2.1%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	3,852,788
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,106,330
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,184,322
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,079,400
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B, 5% 12/1/20	2,500,000	3,075,150
Series 2012 C:
5% 12/1/14 (b)	2,000,000	2,169,740
5% 12/1/18 (b)	1,000,000	1,184,050
Series 2012 D, 5% 12/1/43	3,300,000	3,626,007
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,610,300
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	995,000	1,105,744
		23,993,831
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	1,056,340
5% 12/15/15	1,500,000	1,632,660
5% 12/15/16	1,500,000	1,623,675
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,102,330
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	$ 1,805,000	$ 2,002,684
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (d)	1,600,000	1,840,080
		9,257,769
Texas - 11.8%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	1,200,000	1,308,528
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,197,970
Austin Elec. Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,288,456
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,511,650
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	300,000	330,474
Boerne Independent School District Series 2004, 5.25% 2/1/35 (Pre-Refunded to 2/1/13 @ 100)	900,000	934,002
Comal Independent School District:
Series 2007, 5% 2/1/36	2,500,000	2,702,450
Series 2008A, 5.25% 2/1/23	2,240,000	2,646,470
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,190,760
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,100,717
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,351,714
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/43	3,785,000	4,140,828
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (d)	2,500,000	2,681,600
Series 2009 A, 5% 11/1/24	1,000,000	1,109,700
Series A:
5% 11/1/42	3,000,000	3,192,030
5.25% 11/1/12 (d)	1,000,000	1,023,780
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	370,965
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (Pre-Refunded to 12/1/12 @ 100)	1,280,000	1,315,686
Eagle Mountain & Saginaw Independent School District Series 2008, 5% 8/15/38	1,480,000	1,617,255
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Frisco Independent School District Series 2008 A, 6% 8/15/33	$ 1,200,000	$ 1,463,820
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,032,530
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (c)(d)	1,500,000	1,534,455
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,329,450
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	8,661,120
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	724,580
5.25% 10/1/24	370,000	408,861
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100)	230,000	255,680
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,481,364
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,077,950
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/24 (d)	1,250,000	1,399,975
Series A, 5.625% 7/1/19 (Pre-Refunded to 7/1/12 @ 100) (d)	1,000,000	1,008,120
Houston Independent School District:
Series 2005 A, 0% 2/15/16	1,700,000	1,641,367
0% 8/15/13	1,300,000	1,295,008
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	944,830
Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	2,007,342
Irving Gen. Oblig. Series 2009, 5% 9/15/19	1,690,000	2,101,042
Judson Independent School District Series 2005 B, 5% 2/1/24 (FSA Insured)	950,000	1,000,265
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	786,254
Lampasas Independent School District (School Bldg. Proj.) Series 2007, 5.25% 2/15/32	1,000,000	1,109,340
Lewisville Independent School District 0% 8/15/19	2,340,000	2,049,255
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,215,324
Longview Independent School District 5% 2/15/37	1,000,000	1,133,430
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	$ 1,300,000	$ 1,415,518
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	700,000	710,059
Series C, 5.25% 5/15/19 (Pre-Refunded to 5/15/13 @ 100)	1,000,000	1,051,890
Mansfield Independent School District 5.5% 2/15/17	25,000	25,103
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,259,594
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,017,980
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	1,000,000	1,152,760
Series 2008 A, 6% 1/1/24	2,000,000	2,344,240
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	1,094,027
Series 2009 A, 6.25% 1/1/39	1,800,000	2,029,050
Series 2011 A, 6% 9/1/41	1,200,000	1,447,536
Northwest Texas Independent School District 5.5% 8/15/21	170,000	176,280
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	443,560
5.375% 8/15/37	2,000,000	2,264,860
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (d)	1,635,000	1,829,859
5.25% 7/1/18 (FSA Insured) (d)	2,505,000	2,832,629
San Antonio Elec. & Gas Sys. Rev. Series 2008, 5% 2/1/24	1,000,000	1,143,320
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/23	5,000,000	6,193,250
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	2,300,000	2,516,775
San Marcos Consolidated Independent School District 5% 8/1/20 (Pre-Refunded to 8/1/14 @ 100)	1,525,000	1,684,119
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	400,000	445,844
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	3,145,000	3,573,286
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,291,785
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.: - continued
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	$ 1,235,000	$ 1,350,188
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	1,500,000	1,606,380
Series 2006 A, 5% 4/1/29	500,000	571,080
Series 2008, 5% 4/1/25	800,000	937,544
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,051,490
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,692,360
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,398,408
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	1,400,000	1,609,426
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	2,175,000	2,191,139
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,000,000	1,175,990
5% 4/1/23	1,500,000	1,747,650
5% 4/1/26	800,000	918,584
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,600,000	1,878,880
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100)	1,000,000	1,009,380
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,916,826
5.5% 2/15/37	2,100,000	2,330,811
White Settlement Independent School District:
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	1,325,000	1,345,935
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	115,000	116,817
		134,468,609
Municipal Bonds - continued
	Principal Amount	Value
Utah - 0.2%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/27	$ 1,000,000	$ 1,119,490
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,327,212
		2,446,702
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	830,000	833,445
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,817,230
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,059,320
		4,709,995
Virginia - 0.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	4,000,000	4,296,040
Washington - 3.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	878,830
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/21	4,000,000	5,007,440
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,950,000	2,077,823
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,176,360
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,055,720
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,080,590
5% 1/1/35	2,000,000	2,123,640
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	3,600,000	4,047,912
Series 2009, 5.25% 1/1/42	1,000,000	1,108,770
Series 2010, 5% 1/1/50	1,300,000	1,410,422
Spokane County School District #81 5.25% 12/1/18 (Pre-Refunded to 6/1/13 @ 100)	1,000,000	1,053,670
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,100,880
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,068,280
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	1,200,000	1,068,300
Series S5, 0% 1/1/18	2,230,000	2,030,772
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,635,130
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,106,580
Series 2010 A, 5% 8/15/18	2,295,000	2,645,355
(Providence Health Systems Proj.) Series 2006 D, 5.25% 10/1/33	1,000,000	1,106,180
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,572,284
5.7% 7/1/38	2,270,000	2,447,764
		39,802,702
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,087,110
Wisconsin - 0.3%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100)	345,000	346,597
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100)	400,000	401,928
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	500,000	526,475
5.75% 7/1/30	500,000	557,070
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,024,810
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	795,000	831,093
		3,687,973
Municipal Bonds - continued
	Principal Amount	Value
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 1,700,000	$ 1,886,660
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $1,020,488,716)	1,108,538,416
NET OTHER ASSETS (LIABILITIES) - 2.8%	31,960,639
NET ASSETS - 100%	$ 1,140,499,055
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.8%
Health Care	18.6%
Water & Sewer	9.2%
Special Tax	8.7%
Transportation	8.6%
Electric Utilities	7.0%
Escrowed/Pre-Refunded	5.4%
Others* (Individually Less Than 5%)	8.7%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,020,488,716)		$ 1,108,538,416
Cash		33,821,744
Receivable for investments sold		541,772
Receivable for fund shares sold		3,460,274
Interest receivable		14,383,238
Prepaid expenses		844
Receivable from investment adviser for expense reductions		322
Other receivables		8,906
Total assets		1,160,755,516

Liabilities
Payable for investments purchased Regular delivery	$ 554,275
Delayed delivery	16,197,826
Payable for fund shares redeemed	1,240,412
Distributions payable	1,105,583
Accrued management fee	343,269
Distribution and service plan fees payable	260,501
Other affiliated payables	528,341
Other payables and accrued expenses	26,254
Total liabilities		20,256,461

Net Assets		$ 1,140,499,055
Net Assets consist of:
Paid in capital		$ 1,051,942,295
Undistributed net investment income		467,307
Accumulated undistributed net realized gain (loss) on investments		39,753
Net unrealized appreciation (depreciation) on investments		88,049,700
Net Assets		$ 1,140,499,055

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($398,593,874 ÷ 29,550,508 shares)	$ 13.49

Maximum offering price per share (100/96.00 of $13.49)	$ 14.05
Class T: Net Asset Value and redemption price per share ($239,690,541 ÷ 17,721,481 shares)	$ 13.53

Maximum offering price per share (100/96.00 of $13.53)	$ 14.09
Class B: Net Asset Value and offering price per share ($12,413,665 ÷ 922,998 shares)A	$ 13.45

Class C: Net Asset Value and offering price per share ($144,364,504 ÷ 10,679,202 shares)A	$ 13.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($345,436,471 ÷ 25,733,436 shares)	$ 13.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Interest		$ 23,144,143

Expenses
Management fee	$ 2,004,060
Transfer agent fees	660,740
Distribution and service plan fees	1,525,610
Accounting fees and expenses	111,195
Custodian fees and expenses	6,434
Independent trustees' compensation	2,005
Registration fees	59,679
Audit	26,265
Legal	1,845
Miscellaneous	4,521
Total expenses before reductions	4,402,354
Expense reductions	(10,849)	4,391,505
Net investment income (loss)		18,752,638
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		952,343
Change in net unrealized appreciation (depreciation) on investment securities		43,022,358
Net gain (loss)		43,974,701
Net increase (decrease) in net assets resulting from operations		$ 62,727,339

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,752,638	$ 42,394,968
Net realized gain (loss)	952,343	1,161,266
Change in net unrealized appreciation (depreciation)	43,022,358	(11,255,722)
Net increase (decrease) in net assets resulting from operations	62,727,339	32,300,512
Distributions to shareholders from net investment income	(18,726,683)	(42,348,699)
Distributions to shareholders from net realized gain	(162,406)	-
Total distributions	(18,889,089)	(42,348,699)
Share transactions - net increase (decrease)	52,493,030	(219,223,783)
Total increase (decrease) in net assets	96,331,280	(229,271,970)

Net Assets
Beginning of period	1,044,167,775	1,273,439,745
End of period (including undistributed net investment income of $467,307 and undistributed net investment income of $441,352, respectively)	$ 1,140,499,055	$ 1,044,167,775

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 12.99	$ 12.54	$ 11.55	$ 12.72	$ 13.00
Income from Investment Operations
Net investment income (loss) E	.229	.479	.465	.479	.476	.488
Net realized and unrealized gain (loss)	.542	(.041)	.450	.991	(1.094)	(.185)
Total from investment operations	.771	.438	.915	1.470	(.618)	.303
Distributions from net investment income	(.229)	(.478)	(.465)	(.480)	(.477)	(.488)
Distributions from net realized gain	(.002)	-	-	-	(.075)	(.095)
Total distributions	(.231)	(.478)	(.465)	(.480)	(.552)	(.583)
Net asset value, end of period	$ 13.49	$ 12.95	$ 12.99	$ 12.54	$ 11.55	$ 12.72
Total Return B,C,D	5.99%	3.53%	7.42%	12.96%	(5.06)%	2.39%
Ratios to Average Net Assets F,H
Expenses before reductions	.78% A	.77%	.78%	.79%	.78%	.73%
Expenses net of fee waivers, if any	.78% A	.77%	.78%	.79%	.78%	.73%
Expenses net of all reductions	.78% A	.77%	.78%	.79%	.74%	.70%
Net investment income (loss)	3.47% A	3.80%	3.64%	3.96%	3.85%	3.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 398,594	$ 368,789	$ 448,794	$ 403,580	$ 235,466	$ 160,903
Portfolio turnover rate G	8% A	8%	7%	6%	14%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 13.02	$ 12.57	$ 11.58	$ 12.75	$ 13.02
Income from Investment Operations
Net investment income (loss) E	.230	.481	.467	.481	.480	.484
Net realized and unrealized gain (loss)	.541	(.032)	.449	.990	(1.098)	(.177)
Total from investment operations	.771	.449	.916	1.471	(.618)	.307
Distributions from net investment income	(.229)	(.479)	(.466)	(.481)	(.477)	(.482)
Distributions from net realized gain	(.002)	-	-	-	(.075)	(.095)
Total distributions	(.231)	(.479)	(.466)	(.481)	(.552)	(.577)
Net asset value, end of period	$ 13.53	$ 12.99	$ 13.02	$ 12.57	$ 11.58	$ 12.75
Total Return B,C,D	5.98%	3.61%	7.41%	12.94%	(5.05)%	2.42%
Ratios to Average Net Assets F,H
Expenses before reductions	.77% A	.76%	.77%	.78%	.77%	.77%
Expenses net of fee waivers, if any	.77% A	.76%	.77%	.78%	.77%	.77%
Expenses net of all reductions	.77% A	.76%	.77%	.78%	.74%	.74%
Net investment income (loss)	3.48% A	3.80%	3.65%	3.97%	3.85%	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 239,691	$ 225,908	$ 253,136	$ 256,358	$ 233,891	$ 281,113
Portfolio turnover rate G	8% A	8%	7%	6%	14%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 12.96	$ 12.51	$ 11.52	$ 12.69	$ 12.97
Income from Investment Operations
Net investment income (loss) E	.184	.393	.379	.397	.396	.398
Net realized and unrealized gain (loss)	.533	(.040)	.451	.993	(1.096)	(.185)
Total from investment operations	.717	.353	.830	1.390	(.700)	.213
Distributions from net investment income	(.185)	(.393)	(.380)	(.400)	(.395)	(.398)
Distributions from net realized gain	(.002)	-	-	-	(.075)	(.095)
Total distributions	(.187)	(.393)	(.380)	(.400)	(.470)	(.493)
Net asset value, end of period	$ 13.45	$ 12.92	$ 12.96	$ 12.51	$ 11.52	$ 12.69
Total Return B,C,D	5.58%	2.85%	6.73%	12.26%	(5.70)%	1.68%
Ratios to Average Net Assets F,H
Expenses before reductions	1.46% A	1.46%	1.45%	1.45%	1.44%	1.43%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.45%	1.44%	1.43%
Expenses net of all reductions	1.45% A	1.45%	1.44%	1.45%	1.40%	1.40%
Net investment income (loss)	2.80% A	3.12%	2.98%	3.30%	3.19%	3.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,414	$ 12,983	$ 19,838	$ 26,607	$ 31,611	$ 48,172
Portfolio turnover rate G	8% A	8%	7%	6%	14%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.98	$ 13.02	$ 12.57	$ 11.57	$ 12.74	$ 13.02
Income from Investment Operations
Net investment income (loss) E	.179	.383	.370	.390	.384	.388
Net realized and unrealized gain (loss)	.541	(.042)	.448	.999	(1.096)	(.187)
Total from investment operations	.720	.341	.818	1.389	(.712)	.201
Distributions from net investment income	(.178)	(.381)	(.368)	(.389)	(.383)	(.386)
Distributions from net realized gain	(.002)	-	-	-	(.075)	(.095)
Total distributions	(.180)	(.381)	(.368)	(.389)	(.458)	(.481)
Net asset value, end of period	$ 13.52	$ 12.98	$ 13.02	$ 12.57	$ 11.57	$ 12.74
Total Return B,C,D	5.57%	2.74%	6.60%	12.19%	(5.77)%	1.58%
Ratios to Average Net Assets F,H
Expenses before reductions	1.55% A	1.54%	1.54%	1.53%	1.53%	1.52%
Expenses net of fee waivers, if any	1.55% A	1.54%	1.54%	1.53%	1.53%	1.52%
Expenses net of all reductions	1.55% A	1.54%	1.53%	1.53%	1.49%	1.49%
Net investment income (loss)	2.70% A	3.03%	2.89%	3.22%	3.09%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 144,365	$ 130,949	$ 151,847	$ 133,834	$ 72,444	$ 60,971
Portfolio turnover rate G	8% A	8%	7%	6%	14%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.89	$ 12.93	$ 12.49	$ 11.50	$ 12.67	$ 12.95
Income from Investment Operations
Net investment income (loss) D	.244	.505	.492	.506	.504	.508
Net realized and unrealized gain (loss)	.533	(.039)	.443	.993	(1.093)	(.180)
Total from investment operations	.777	.466	.935	1.499	(.589)	.328
Distributions from net investment income	(.245)	(.506)	(.495)	(.509)	(.506)	(.513)
Distributions from net realized gain	(.002)	-	-	-	(.075)	(.095)
Total distributions	(.247)	(.506)	(.495)	(.509)	(.581)	(.608)
Net asset value, end of period	$ 13.42	$ 12.89	$ 12.93	$ 12.49	$ 11.50	$ 12.67
Total Return B,C	6.07%	3.79%	7.62%	13.29%	(4.86)%	2.60%
Ratios to Average Net Assets E,G
Expenses before reductions	.53% A	.54%	.55%	.55%	.54%	.53%
Expenses net of fee waivers, if any	.53% A	.54%	.55%	.55%	.54%	.53%
Expenses net of all reductions	.53% A	.54%	.55%	.55%	.50%	.50%
Net investment income (loss)	3.72% A	4.02%	3.87%	4.20%	4.08%	4.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 345,436	$ 305,538	$ 399,826	$ 244,761	$ 164,402	$ 132,581
Portfolio turnover rate F	8% A	8%	7%	6%	14%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 89,045,972
Gross unrealized depreciation	(660,478)
Net unrealized appreciation (depreciation) on securities and other investments	$ 88,385,494

Tax cost	$ 1,020,152,922

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2017	$ (11,086)
2018	(739,097)
Total capital loss carryforward	$ (750,183)

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $78,834,621 and $41,647,084, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 485,527	$ 20,924
Class T	-%	.25%	293,046	4,159
Class B	.65%	.25%	58,466	42,412
Class C	.75%	.25%	688,571	110,598
			$ 1,525,610	$ 178,093

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 37,502
Class T	16,827
Class B*	14,156
Class C*	4,567
$ 73,052

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 232,748.12
Class T	129,084.11
Class B	9,905.15
Class C	91,925.13
Institutional Class	197,078.12
	$ 660,740

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,630 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.45%	$ 961

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $5,325 and $4,563, respectively.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 6,691,047	$ 14,082,162
Class T	4,037,291	8,623,827
Class B	181,528	469,299
Class C	1,838,233	3,908,426
Institutional Class	5,978,584	15,264,985
Total	$ 18,726,683	$ 42,348,699
From net realized gain
Class A	$ 58,057	$ -
Class T	34,962	-
Class B	2,005	-
Class C	20,220	-
Institutional Class	47,162	-
Total	$ 162,406	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	3,454,929	5,313,088	$ 45,857,912	$ 67,162,951
Reinvestment of distributions	338,439	726,633	4,505,927	9,159,824
Shares redeemed	(2,711,762)	(12,117,395)	(36,135,069)	(150,750,848)
Net increase (decrease)	1,081,606	(6,077,674)	$ 14,228,770	$ (74,428,073)
Class T
Shares sold	1,092,390	1,803,873	$ 14,541,823	$ 22,919,610
Reinvestment of distributions	217,909	475,560	2,909,311	6,012,579
Shares redeemed	(981,313)	(4,322,653)	(13,089,614)	(54,226,814)
Net increase (decrease)	328,986	(2,043,220)	$ 4,361,520	$ (25,294,625)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class B
Shares sold	35,466	62,330	$ 466,649	$ 789,783
Reinvestment of distributions	8,586	22,556	113,930	283,239
Shares redeemed	(126,171)	(610,999)	(1,677,633)	(7,615,702)
Net increase (decrease)	(82,119)	(526,113)	$ (1,097,054)	$ (6,542,680)
Class C
Shares sold	1,310,883	1,885,016	$ 17,467,003	$ 23,980,744
Reinvestment of distributions	90,879	193,652	1,212,496	2,447,134
Shares redeemed	(809,451)	(3,656,437)	(10,746,932)	(45,690,493)
Net increase (decrease)	592,311	(1,577,769)	$ 7,932,567	$ (19,262,615)
Institutional Class
Shares sold	4,802,418	12,412,960	$ 63,607,028	$ 155,056,778
Reinvestment of distributions	250,290	507,622	3,315,882	6,376,423
Shares redeemed	(3,017,403)	(20,139,938)	(39,855,683)	(255,128,991)
Net increase (decrease)	2,035,305	(7,219,356)	$ 27,067,227	$ (93,695,790)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

HIM-USAN-0612
1.784901.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Municipal Income Fund -
Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	.78%
Actual		$ 1,000.00	$ 1,059.90	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.92
Class T	.77%
Actual		$ 1,000.00	$ 1,059.80	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.87
Class B	1.45%
Actual		$ 1,000.00	$ 1,055.80	$ 7.41
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.27
Class C	1.55%
Actual		$ 1,000.00	$ 1,055.70	$ 7.92
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.77
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,060.70	$ 2.72
HypotheticalA		$ 1,000.00	$ 1,022.23	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	17.6	16.7
Texas	11.8	12.0
Illinois	11.5	12.4
New York	10.8	10.1
Florida	6.5	6.2
Top Five Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.8	33.1
Health Care	18.6	20.6
Water & Sewer	9.2	8.5
Special Tax	8.7	9.3
Transportation	8.6	9.2
Weighted Average Maturity as of April 30, 2012
		6 months ago
Years	5.8	6.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of April 30, 2012
6 months ago
Years	7.5	8.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
AAA 8.1%	AAA 8.5%
AA,A 78.9%	AA,A 79.1%
BBB 8.1%	BBB 8.3%
BB and Below 0.2%	BB and Below 0.6%
Not Rated 1.9%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount	Value
Alabama - 0.2%
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (c)	$ 1,500,000	$ 1,502,475
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,160,500
		2,662,975
Arizona - 2.7%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,160,720
5.25% 10/1/20 (FSA Insured)	1,600,000	1,879,392
5.25% 10/1/21 (FSA Insured)	850,000	996,549
5.25% 10/1/26 (FSA Insured)	500,000	562,575
5.25% 10/1/28 (FSA Insured)	1,600,000	1,785,760
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,490,049
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,200,000	1,392,516
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) 5.25% 9/1/23	1,000,000	1,080,180
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,590,341
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A, 6.25% 7/1/38	2,200,000	2,312,354
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,539,385
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	759,458
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,054,760
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (d)	2,000,000	2,099,980
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	1,620,000	1,722,287
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	2,000,000	2,164,320
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity)	3,750,000	3,688,725
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,096,210
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Salt Verde Finl. Corp. Sr. Gas Rev.: - continued
5.25% 12/1/22	$ 1,500,000	$ 1,642,755
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	219,688
		31,238,004
California - 17.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	1,600,000	1,806,016
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AL, 5% 12/1/19 (b)	2,500,000	3,065,350
Series AI, 5% 12/1/16	3,400,000	4,060,892
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/21	5,000,000	6,152,900
California Econ. Recovery Series A, 5% 7/1/18	1,400,000	1,701,098
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	30,115
5% 11/1/24	2,400,000	2,716,776
5% 6/1/27 (AMBAC Insured)	600,000	642,024
5% 9/1/27	1,410,000	1,534,348
5% 3/1/31	1,800,000	1,919,790
5% 9/1/31	1,500,000	1,612,020
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	884,867
5% 9/1/32	1,600,000	1,714,800
5% 9/1/33	1,800,000	1,927,638
5% 9/1/35	580,000	615,827
5.125% 11/1/24	600,000	638,844
5.25% 2/1/16	1,000,000	1,061,050
5.25% 2/1/24	1,000,000	1,055,490
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	514,725
5.25% 2/1/28	1,200,000	1,256,616
5.25% 2/1/33 (Pre-Refunded to 2/1/13 @ 100)	2,000,000	2,074,780
5.25% 12/1/33	20,000	20,961
5.25% 4/1/35	2,200,000	2,474,868
5.25% 3/1/38	3,900,000	4,197,141
5.25% 11/1/40	700,000	766,185
5.5% 8/1/27	2,100,000	2,408,427
5.5% 8/1/29	2,800,000	3,166,828
5.5% 8/1/30	2,000,000	2,251,160
5.5% 11/1/33	5,400,000	5,681,826
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.5% 3/1/40	$ 1,000,000	$ 1,108,410
5.6% 3/1/36	400,000	451,800
6% 3/1/33	4,250,000	5,003,610
6% 4/1/38	5,300,000	6,124,574
6% 11/1/39	11,700,000	13,680,793
6.5% 4/1/33	3,850,000	4,714,941
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	825,000	908,639
Series 2009 E, 5.625% 7/1/25	2,000,000	2,286,100
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,084,624
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	33,426
6.5% 10/1/38	1,375,000	1,660,863
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,200,000	1,333,512
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	2,972,725
Bonds (Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	1,055,000	1,143,325
Series 2009 F, 5%, tender 7/1/14 (c)	1,000,000	1,083,720
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(d)	1,000,000	1,037,760
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,075,760
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,794,560
5% 11/1/21	1,760,000	1,939,890
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	1,062,470
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,085,480
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,915,781
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	2,300,000	2,524,411
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	$ 2,585,000	$ 2,748,320
(Univ. Proj.) Series 2011 B, 5.25% 10/1/27	3,500,000	3,886,575
(Various Cap. Projs.) Series 2012 A, 5% 4/1/24	3,190,000	3,576,373
Series 2005 H, 5% 6/1/18	1,425,000	1,548,405
Series 2009 G1, 5.75% 10/1/30	600,000	675,756
Series 2009 I:
6.125% 11/1/29	400,000	466,684
6.375% 11/1/34	1,000,000	1,155,990
Series 2010 A, 5.75% 3/1/30	1,000,000	1,125,140
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,900,616
California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,094,670
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,321,294
Fontana Unified School District Gen. Oblig. 5% 5/1/18 (Assured Guaranty Corp. Insured)	1,170,000	1,386,228
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	643,874
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	400,424
5.75% 1/15/40	600,000	599,970
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,150,000	5,202,427
5% 6/1/45	1,000,000	1,010,180
5% 6/1/45 (FSA Insured)	105,000	105,650
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,142,060
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,629,760
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	300,000	334,560
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25 (b)	1,455,000	1,610,845
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,335,840
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	$ 1,000,000	$ 1,049,940
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,135,290
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	1,000,000	1,033,120
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,000,000	1,083,270
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,892,700
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,131,590
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	375,300
Series B, 0% 8/1/39	3,700,000	899,248
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	1,995,000	1,922,562
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28 (b)	2,200,000	2,540,406
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	400,000	475,760
6.5% 8/1/27	1,000,000	1,222,110
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,066,220
San Diego Unified School District Series 2008 C, 0% 7/1/39	4,700,000	1,088,097
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,297,329
San Marcos Unified School District Series A, 5% 8/1/38	1,000,000	1,083,820
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	753,050
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	400,000	434,872
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,831,342
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	755,820
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	662,912
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.: - continued
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/20 (AMBAC Insured)	$ 740,000	$ 748,614
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,470,000	2,813,997
Series 2009 O:
5.25% 5/15/39	500,000	552,815
5.75% 5/15/30	5,985,000	7,058,948
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,000,000	1,140,130
Washington Township Health Care District Rev.:
Series 2010 A, 5.25% 7/1/30	1,100,000	1,187,725
Series A, 5% 7/1/15	1,025,000	1,120,694
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	782,334
		201,022,192
Colorado - 1.5%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100)	1,810,000	1,948,248
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,010,256
0% 7/15/22 (Escrowed to Maturity)	2,800,000	2,173,192
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	894,718
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,100,600
(Volunteers of America Care Proj.) Series A, 5% 7/1/14	570,000	580,004
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,600,000	4,663,986
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity)	1,200,000	1,113,936
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,119,900
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.: - continued
Series 2010 A, 0% 9/1/41	$ 2,000,000	$ 351,220
Series 2010 C, 5.25% 9/1/25	1,000,000	1,074,540
		17,030,600
Connecticut - 0.5%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	2,000,000	2,440,200
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	3,350,000	3,362,161
		5,802,361
District Of Columbia - 1.7%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,198,764
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	2,125,459
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,820,544
Series B, 4.75% 6/1/32	500,000	522,140
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	7,186,688
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	902,220
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	1,774,495
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	1,634,800
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	700,000	764,183
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	1,994,720
		19,924,013
Florida - 6.5%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,071,200
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,154,880
Series 2012 A, 5% 7/1/24 (b)	4,400,000	5,000,380
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,671,390
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp.:
Series 2010 A1:
5% 6/1/16 (FSA Insured)	$ 1,500,000	$ 1,674,735
5% 6/1/17 (FSA Insured)	1,000,000	1,137,940
Series 2011 A1, 5% 6/1/20	1,000,000	1,128,730
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,500,000	2,857,600
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	619,476
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	2,405,000	2,941,676
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 D, 5% 6/1/37	1,790,000	1,959,495
Series 2006 E, 5% 6/1/35	700,000	772,394
Series A, 5.5% 6/1/38	400,000	455,640
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,095,110
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	500,000	584,085
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	800,000	809,080
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	710,000	755,511
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B:
5% 11/15/30	505,000	532,028
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	70,000	80,249
Series 2006 G:
5% 11/15/16	95,000	109,339
5% 11/15/16 (Escrowed to Maturity)	5,000	5,894
5.125% 11/15/18	965,000	1,104,529
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	35,000	41,452
Series 2008 B, 6% 11/15/37	2,000,000	2,280,240
Series B:
5% 11/15/14	875,000	962,334
5% 11/15/14 (Escrowed to Maturity)	125,000	138,706
Hillsborough County Indl. Dev.:
(Gen. Hosp. Proj.) Series 2006, 5% 10/1/36	1,015,000	1,035,879
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,471,304
5% 7/1/19	2,230,000	2,470,929
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev.: - continued
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	$ 700,000	$ 723,310
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,431,870
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	535,000	680,456
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,000,000	1,044,530
Series 2009 B, 5% 10/1/18	4,790,000	5,107,433
Series Three 2010 D, 5% 10/1/38	1,600,000	1,763,392
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,129,910
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	1,050,000	1,118,198
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	1,500,000	1,635,960
Series 2010 A1, 5.5% 10/1/30	1,000,000	1,125,980
Series 2010 B, 5% 10/1/35 (FSA Insured)	2,300,000	2,459,436
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	2,000,000	2,098,760
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,247,960
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,936,640
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	2,100,000	2,264,073
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,000,000	1,092,950
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	1,100,000	1,228,370
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	557,930
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,534,806
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/18	1,400,000	1,708,952
Winter Park Wtr. and Swr. Impt. Rev. Series 2009, 5% 12/1/34	2,250,000	2,479,185
		74,292,306
Municipal Bonds - continued
	Principal Amount	Value
Georgia - 2.2%
Atlanta Arpt. Rev. Series 2004 F, 5.25% 1/1/13 (FSA Insured) (d)	$ 1,000,000	$ 1,031,100
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A:
6% 11/1/25	3,000,000	3,575,640
6.25% 11/1/39	3,500,000	4,086,985
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,373,932
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	1,100,000	899,679
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,472,202
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	1,022,777
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,774,875
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,769,491
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,774,226
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	1,889,326
		25,670,233
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,250,000	1,423,188
Idaho - 0.3%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,661,889
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,411,848
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	400,000	476,280
		3,550,017
Illinois - 11.5%
Chicago Board of Ed. Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,181,973
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	839,360
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,125,000	$ 5,711,134
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	3,775,980
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,688,550
Series A, 5% 1/1/42 (AMBAC Insured)	15,000	15,029
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,085,740
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,405,000	1,465,345
Series 2011 C, 6.5% 1/1/41	2,300,000	2,747,005
Series A, 5.5% 1/1/16 (AMBAC Insured) (d)	250,000	250,870
Chicago Park District Gen. Oblig. Series 2010 C, 5.25% 1/1/37	1,300,000	1,468,649
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/21	1,400,000	1,520,148
Cmnty. College District #525 Gen. Oblig. (Joliet Jr. College Proj.) Series 2008, 5.75% 6/1/28	1,000,000	1,129,780
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	1,100,000	1,122,572
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	324,120
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,171,840
Series 2010 A, 5.25% 11/15/33	3,250,000	3,568,305
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,297,663
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	290,000	290,943
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23	1,150,000	1,268,404
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,735,248
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,185,050
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,305,936
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	$ 1,300,000	$ 1,388,673
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,300,000	1,367,080
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,627,852
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,900,000	2,006,362
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,300,000	2,641,228
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	5,000,000	5,610,600
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,700,000	3,027,132
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	1,500,000	1,786,545
Series 2009 D, 6.625% 11/1/39	1,445,000	1,721,038
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,114,780
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	2,900,000	2,976,676
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,193,104
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,309,840
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,100,000	1,268,971
Series 2008 A, 5.625% 1/1/37	3,025,000	3,165,511
Series 2009:
6.875% 8/15/38	80,000	90,356
7% 8/15/44	285,000	322,193
Series 2010, 5.25% 8/15/36	1,030,000	1,084,312
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,123,810
Series 2006:
5% 1/1/19	1,000,000	1,121,830
5.5% 1/1/31	1,000,000	1,158,460
Series 2010, 5% 1/1/23 (FSA Insured)	1,300,000	1,426,321
Series 2012:
5% 3/1/23	1,000,000	1,108,850
5% 3/1/36	1,000,000	1,050,660
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	$ 2,000,000	$ 2,111,960
5.25% 5/15/32 (FSA Insured)	360,000	380,153
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,047,430
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	600,000	600,408
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	2,700,000	3,050,136
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,576,520
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	882,190
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,393,590
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	235,000	224,613
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	686,473
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,279,709
Lake County Forest Preservation District Series 2007 A, 0.667% 12/15/13 (c)	860,000	860,490
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,923,450
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,675,000	2,412,957
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	620,450
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300,000	3,350,655
Series 2010 B1, 0% 6/15/44 (FSA Insured)	3,900,000	667,992
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	3,024,763
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,140,000	747,920
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	1,762,474
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	287,240
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition: - continued
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (FSA Insured)	$ 4,810,000	$ 873,015
0% 6/15/45 (FSA Insured)	2,600,000	421,538
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	1,108,790
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,113,450
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	3,497,795
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,228,288
Series 2009 A, 5.75% 4/1/38	2,940,000	3,247,877
Series 2010 A:
5% 4/1/25	1,000,000	1,123,410
5.25% 4/1/30	1,000,000	1,109,780
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	540,000	529,616
0% 11/1/14 (FSA Insured)	460,000	444,820
0% 11/1/16 (Escrowed to Maturity)	275,000	261,654
0% 11/1/16 (FSA Insured)	825,000	755,090
0% 11/1/19 (Escrowed to Maturity)	790,000	691,748
0% 11/1/19 (FSA Insured)	5,085,000	4,107,155
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	970,380
		131,217,807
Indiana - 2.0%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	2,058,948
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,700,000	4,668,475
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,080,930
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,176,980
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	$ 2,000,000	$ 2,242,140
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	1,400,000	1,407,658
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	893,050
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (d)	1,000,000	1,110,990
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,126,930
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,099,017
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/28	660,000	760,076
5% 7/1/35	500,000	561,595
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	3,118,196
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	773,563
		23,078,548
Iowa - 0.1%
Coralville Urban Renewal Rev. Series C, 5.125% 6/1/39	70,000	70,447
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,312,560
		1,383,007
Kansas - 0.5%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,147,361
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	377,702
5.25% 11/15/16	955,000	1,074,977
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,129,970
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	$ 300,000	$ 326,214
5% 11/15/17	500,000	567,535
		5,623,759
Kentucky - 1.6%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/18	3,000,000	3,480,780
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,090,730
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	1,053,040
(Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,835,875
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	6,150,000	7,798,938
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,170,000	2,330,667
		18,590,030
Louisiana - 0.7%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,844,491
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,600,000	1,718,384
5.5% 6/1/41 (FGIC Insured)	1,000,000	1,071,130
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (d)	1,570,000	1,756,940
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,063,530
0% 9/1/15 (AMBAC Insured)	700,000	634,795
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	320,000	321,283
		8,410,553
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,230,229
Municipal Bonds - continued
	Principal Amount	Value
Maine - continued
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (Pre-Refunded to 7/1/14 @ 100)	$ 1,000,000	$ 1,104,710
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,414,829
		3,749,768
Maryland - 0.9%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	566,010
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	450,000	477,306
(Good Samaritan Hosp. Proj.) Series 1993, 5.75% 7/1/13 (Escrowed to Maturity)	1,665,000	1,718,397
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,127,470
Series 2010, 5.125% 7/1/39	900,000	970,596
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	695,000	782,118
6% 1/1/38	2,800,000	3,009,104
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	1,056,260
		9,707,261
Massachusetts - 1.8%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,544,676
Series I, 6.75% 1/1/36	1,000,000	1,132,230
Massachusetts Gen. Oblig.:
Series 2007 A, 0.936% 5/1/37 (c)	500,000	401,645
Series 2007 C, 5.25% 8/1/24	2,200,000	2,597,496
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	1,000,000	1,045,830
5.125% 7/1/38	1,000,000	1,038,150
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	1,000,000	1,042,370
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	5,000,000	5,601,250
5% 8/15/30	4,500,000	4,979,745
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series 2007 A, 5% 8/15/22 (AMBAC Insured)	$ 600,000	$ 701,946
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,038
		20,095,376
Michigan - 2.4%
Allegan Pub. School District 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,809,274
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,100,000	1,241,240
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,000,000	1,231,410
Series 2006, 5% 7/1/36	2,800,000	2,802,940
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,702,924
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,972,800
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,194,760
Ferris State Univ. Rev. 5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,525,781
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,723,396
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (c)	1,000,000	1,104,870
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	500,000	573,130
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,217,689
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	2,000,000	2,006,960
Series 2008 A, 5.75% 5/15/38	1,000,000	1,101,410
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	3,015,425
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	600,000	767,922
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,093,490
		27,085,421
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - 1.5%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	$ 1,620,000	$ 1,802,801
Elk River Independent School District #728 Series 2002 A, 5.25% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	3,865,000	4,003,290
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/14 (d)	1,000,000	1,069,850
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,177,670
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,292,841
Rochester Hsg. & Hlthcar Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,112,584
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,430,170
Series 2003 11, 5.25% 12/1/18	1,000,000	1,073,240
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,000,000	1,169,720
Series 2009, 5.75% 7/1/39	1,600,000	1,760,208
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,062,840
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	200,000	228,232
		17,183,446
Missouri - 0.1%
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	880,575
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	1,800,000	1,992,978
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.827% 12/1/17 (c)	1,100,000	933,559
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,473,550
		2,407,109
Nevada - 0.7%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (d)	1,000,000	1,031,150
Municipal Bonds - continued
	Principal Amount	Value
Nevada - continued
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	$ 1,000,000	$ 1,137,770
5.625% 7/1/32	3,000,000	3,463,560
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B:
5.25% 6/1/16 (Pre-Refunded to 12/1/12 @ 100)	1,000,000	1,029,320
5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100)	1,000,000	1,029,320
		7,691,120
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,800,000	1,914,876
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	100,000	101,273
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	1,000,000	1,135,670
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	1,000,000	1,070,310
New Hampshire Tpk. Sys. Rev.:
Series 2012 B, 5% 2/1/20 (b)	700,000	814,191
5% 4/1/20	1,325,000	1,603,714
		6,640,034
New Jersey - 1.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	700,000	828,625
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,092,240
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,113,140
5.25% 3/1/23	2,000,000	2,202,740
5.25% 3/1/25	1,500,000	1,643,325
5.25% 3/1/26	915,000	999,509
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,138,490
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	1,600,000	1,847,648
Series 2012, 5% 6/15/21	800,000	913,736
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	$ 1,000,000	$ 1,098,140
New Jersey Trans. Trust Fund Auth. Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	489,456
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,055,510
		14,422,559
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,361,340
New York - 10.8%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	1,500,000	1,582,350
Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	1,600,000	1,773,264
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	600,000	664,974
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	1,800,000	2,036,952
Series A:
5% 2/15/47	2,000,000	2,067,680
5% 2/15/47	1,200,000	1,240,608
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,516,200
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	1,000,000	1,075,470
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100)	880,000	929,597
Series 2005 G, 5% 8/1/15	1,000,000	1,135,960
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,731,825
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,357,200
Series 2009 I-1, 5.625% 4/1/29	600,000	714,540
Series 2012 E, 5% 8/1/24	5,000,000	6,022,150
Series 2012 G1, 5% 4/1/27	3,500,000	4,106,060
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	600,000	636,060
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A:
5.125% 6/15/34	$ 500,000	$ 502,390
5.125% 6/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	480,000	482,294
5.125% 6/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 6/15/12 @ 100)	1,520,000	1,528,786
Series 2003 E, 5% 6/15/34	1,600,000	1,663,216
Series 2005 D:
5% 6/15/37	400,000	433,424
5% 6/15/38	1,300,000	1,398,046
5% 6/15/39	500,000	537,555
Series 2009 A, 5.75% 6/15/40	2,300,000	2,722,901
Series 2009 CC, 5% 6/15/34	2,100,000	2,282,868
Series 2009 EE, 5.25% 6/15/40	2,100,000	2,345,070
Series 2009 FF 2, 5.5% 6/15/40	3,000,000	3,397,170
Series 2011 EE, 5.375% 6/15/43	1,900,000	2,161,440
Series 2012 AA, 5% 6/15/44	1,800,000	1,969,398
Series 2012 CC, 5% 6/15/45	1,400,000	1,538,950
Series 2012 EE, 5.25% 6/15/30	5,100,000	6,031,209
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,142,860
Series 2009 S3:
5.25% 1/15/34	4,000,000	4,450,000
5.25% 1/15/39	1,000,000	1,089,320
Series 2009 S4:
5.5% 1/15/39	850,000	941,605
5.75% 1/15/39	1,600,000	1,801,056
New York City Transitional Fin. Auth. Rev.:
Series 2004 B, 5% 8/1/32	1,300,000	1,346,358
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,051,850
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32	2,400,000	2,602,176
Series 2008 B, 5.75% 3/15/36	3,400,000	3,944,170
Series 2009 A, 5% 2/15/34	1,100,000	1,215,588
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	850,000	876,027
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	1,000,000	1,087,320
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 B, 5.25% 7/1/24	$ 200,000	$ 219,254
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,020,520
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,493,700
Series 2009 B, 5% 11/15/34	1,200,000	1,321,620
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	1,900,000	2,323,890
Series 2008 A, 5.25% 11/15/36	3,700,000	3,976,871
Series 2008 C, 6.5% 11/15/28	1,000,000	1,266,600
Series 2010 D, 5.25% 11/15/40	1,400,000	1,526,504
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,656,990
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,775,616
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,780,455
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,247,004
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100)	930,000	939,812
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,048,650
5.25% 6/1/22 (AMBAC Insured)	2,360,000	2,472,194
Series 2003 B, 5.5% 6/1/18	920,000	923,735
Series 2003B 1C:
5.5% 6/1/19	1,600,000	1,689,280
5.5% 6/1/21	5,000,000	5,262,250
5.5% 6/1/22	1,500,000	1,578,840
Series 2011:
5% 6/1/17	2,300,000	2,694,588
5% 6/1/17	2,200,000	2,577,432
		122,929,742
Municipal Bonds - continued
	Principal Amount	Value
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	$ 500,000	$ 501,765
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,400,000	1,479,800
		1,981,565
North Carolina - 1.4%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,022,850
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (d)	1,000,000	1,167,130
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,298,391
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	625,000	653,519
5% 11/1/30 (FSA Insured)	1,200,000	1,269,444
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	2,100,000	2,306,556
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18 (Pre-Refunded to 2/1/14 @ 100)	1,000,000	1,081,160
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,147,590
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,721,936
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	1,093,360
Series 2010 B, 5% 1/1/20	1,300,000	1,566,487
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,504,013
		15,832,436
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	798,165
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,451,156
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,320,727
		4,570,048
Municipal Bonds - continued
	Principal Amount	Value
Ohio - 0.7%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	$ 800,000	$ 860,960
5% 6/1/17	925,000	997,936
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	1,045,960
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,459,224
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	1,500,000	1,705,680
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,528,576
		7,598,336
Oklahoma - 0.7%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,695,000	1,903,960
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000,000	1,132,800
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22	2,865,000	3,358,152
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,736,940
		8,131,852
Oregon - 0.5%
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,200,000	1,234,392
Oregon Gen. Oblig. (State Board of Higher Ed. Proj.) Series 2009 A:
5.75% 8/1/25	500,000	595,935
5.75% 8/1/26	1,000,000	1,182,970
5.75% 8/1/28	500,000	588,325
5.75% 8/1/29	500,000	587,070
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,260,560
		5,449,252
Pennsylvania - 1.7%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	978,979
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,211,177
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	$ 1,250,000	$ 1,376,925
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,618,415
Easton Area School District Series 2006:
7.75% 4/1/25 (FSA Insured)	315,000	385,336
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	385,000	490,221
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	490,232
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,155,461
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	1,500,000	1,616,370
Series 2009 D, 5.5% 12/1/41	2,400,000	2,620,152
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	515,400
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	152,760
Ninth Series, 5.25% 8/1/40	800,000	833,616
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	600,000	684,228
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	212,460
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,775,150
		19,116,882
Puerto Rico - 0.8%
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	2,500,000	2,560,975
Series 2006 C, 5.25% 1/1/15 (d)	1,000,000	1,064,220
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	600,000	655,884
5.75%, tender 7/1/17 (c)	1,100,000	1,215,335
Series N, 5.5% 7/1/22	1,100,000	1,185,228
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	$ 2,800,000	$ 544,264
Series 2009 A, 6% 8/1/42	1,400,000	1,568,882
		8,794,788
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,083,930
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (d)	2,200,000	2,275,614
		3,359,544
South Carolina - 2.1%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	3,852,788
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,106,330
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,184,322
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,079,400
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B, 5% 12/1/20	2,500,000	3,075,150
Series 2012 C:
5% 12/1/14 (b)	2,000,000	2,169,740
5% 12/1/18 (b)	1,000,000	1,184,050
Series 2012 D, 5% 12/1/43	3,300,000	3,626,007
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,610,300
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	995,000	1,105,744
		23,993,831
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	1,056,340
5% 12/15/15	1,500,000	1,632,660
5% 12/15/16	1,500,000	1,623,675
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,102,330
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	$ 1,805,000	$ 2,002,684
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (d)	1,600,000	1,840,080
		9,257,769
Texas - 11.8%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	1,200,000	1,308,528
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,197,970
Austin Elec. Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,288,456
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,511,650
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	300,000	330,474
Boerne Independent School District Series 2004, 5.25% 2/1/35 (Pre-Refunded to 2/1/13 @ 100)	900,000	934,002
Comal Independent School District:
Series 2007, 5% 2/1/36	2,500,000	2,702,450
Series 2008A, 5.25% 2/1/23	2,240,000	2,646,470
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,190,760
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,100,717
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,351,714
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/43	3,785,000	4,140,828
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (d)	2,500,000	2,681,600
Series 2009 A, 5% 11/1/24	1,000,000	1,109,700
Series A:
5% 11/1/42	3,000,000	3,192,030
5.25% 11/1/12 (d)	1,000,000	1,023,780
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	370,965
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (Pre-Refunded to 12/1/12 @ 100)	1,280,000	1,315,686
Eagle Mountain & Saginaw Independent School District Series 2008, 5% 8/15/38	1,480,000	1,617,255
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Frisco Independent School District Series 2008 A, 6% 8/15/33	$ 1,200,000	$ 1,463,820
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,032,530
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (c)(d)	1,500,000	1,534,455
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,329,450
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	8,661,120
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	724,580
5.25% 10/1/24	370,000	408,861
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100)	230,000	255,680
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,481,364
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,077,950
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/24 (d)	1,250,000	1,399,975
Series A, 5.625% 7/1/19 (Pre-Refunded to 7/1/12 @ 100) (d)	1,000,000	1,008,120
Houston Independent School District:
Series 2005 A, 0% 2/15/16	1,700,000	1,641,367
0% 8/15/13	1,300,000	1,295,008
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	944,830
Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	2,007,342
Irving Gen. Oblig. Series 2009, 5% 9/15/19	1,690,000	2,101,042
Judson Independent School District Series 2005 B, 5% 2/1/24 (FSA Insured)	950,000	1,000,265
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	786,254
Lampasas Independent School District (School Bldg. Proj.) Series 2007, 5.25% 2/15/32	1,000,000	1,109,340
Lewisville Independent School District 0% 8/15/19	2,340,000	2,049,255
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,215,324
Longview Independent School District 5% 2/15/37	1,000,000	1,133,430
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	$ 1,300,000	$ 1,415,518
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	700,000	710,059
Series C, 5.25% 5/15/19 (Pre-Refunded to 5/15/13 @ 100)	1,000,000	1,051,890
Mansfield Independent School District 5.5% 2/15/17	25,000	25,103
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,259,594
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,017,980
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	1,000,000	1,152,760
Series 2008 A, 6% 1/1/24	2,000,000	2,344,240
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	1,094,027
Series 2009 A, 6.25% 1/1/39	1,800,000	2,029,050
Series 2011 A, 6% 9/1/41	1,200,000	1,447,536
Northwest Texas Independent School District 5.5% 8/15/21	170,000	176,280
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	443,560
5.375% 8/15/37	2,000,000	2,264,860
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (d)	1,635,000	1,829,859
5.25% 7/1/18 (FSA Insured) (d)	2,505,000	2,832,629
San Antonio Elec. & Gas Sys. Rev. Series 2008, 5% 2/1/24	1,000,000	1,143,320
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/23	5,000,000	6,193,250
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	2,300,000	2,516,775
San Marcos Consolidated Independent School District 5% 8/1/20 (Pre-Refunded to 8/1/14 @ 100)	1,525,000	1,684,119
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	400,000	445,844
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	3,145,000	3,573,286
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,291,785
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.: - continued
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	$ 1,235,000	$ 1,350,188
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	1,500,000	1,606,380
Series 2006 A, 5% 4/1/29	500,000	571,080
Series 2008, 5% 4/1/25	800,000	937,544
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,051,490
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,692,360
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,398,408
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	1,400,000	1,609,426
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	2,175,000	2,191,139
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,000,000	1,175,990
5% 4/1/23	1,500,000	1,747,650
5% 4/1/26	800,000	918,584
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,600,000	1,878,880
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100)	1,000,000	1,009,380
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,916,826
5.5% 2/15/37	2,100,000	2,330,811
White Settlement Independent School District:
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	1,325,000	1,345,935
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	115,000	116,817
		134,468,609
Municipal Bonds - continued
	Principal Amount	Value
Utah - 0.2%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/27	$ 1,000,000	$ 1,119,490
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,327,212
		2,446,702
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	830,000	833,445
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,817,230
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,059,320
		4,709,995
Virginia - 0.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	4,000,000	4,296,040
Washington - 3.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	878,830
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/21	4,000,000	5,007,440
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,950,000	2,077,823
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,176,360
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,055,720
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,080,590
5% 1/1/35	2,000,000	2,123,640
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	3,600,000	4,047,912
Series 2009, 5.25% 1/1/42	1,000,000	1,108,770
Series 2010, 5% 1/1/50	1,300,000	1,410,422
Spokane County School District #81 5.25% 12/1/18 (Pre-Refunded to 6/1/13 @ 100)	1,000,000	1,053,670
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,100,880
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,068,280
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	1,200,000	1,068,300
Series S5, 0% 1/1/18	2,230,000	2,030,772
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,635,130
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,106,580
Series 2010 A, 5% 8/15/18	2,295,000	2,645,355
(Providence Health Systems Proj.) Series 2006 D, 5.25% 10/1/33	1,000,000	1,106,180
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,572,284
5.7% 7/1/38	2,270,000	2,447,764
		39,802,702
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,087,110
Wisconsin - 0.3%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100)	345,000	346,597
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100)	400,000	401,928
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	500,000	526,475
5.75% 7/1/30	500,000	557,070
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,024,810
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	795,000	831,093
		3,687,973
Municipal Bonds - continued
	Principal Amount	Value
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 1,700,000	$ 1,886,660
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $1,020,488,716)	1,108,538,416
NET OTHER ASSETS (LIABILITIES) - 2.8%	31,960,639
NET ASSETS - 100%	$ 1,140,499,055
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.8%
Health Care	18.6%
Water & Sewer	9.2%
Special Tax	8.7%
Transportation	8.6%
Electric Utilities	7.0%
Escrowed/Pre-Refunded	5.4%
Others* (Individually Less Than 5%)	8.7%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,020,488,716)		$ 1,108,538,416
Cash		33,821,744
Receivable for investments sold		541,772
Receivable for fund shares sold		3,460,274
Interest receivable		14,383,238
Prepaid expenses		844
Receivable from investment adviser for expense reductions		322
Other receivables		8,906
Total assets		1,160,755,516

Liabilities
Payable for investments purchased Regular delivery	$ 554,275
Delayed delivery	16,197,826
Payable for fund shares redeemed	1,240,412
Distributions payable	1,105,583
Accrued management fee	343,269
Distribution and service plan fees payable	260,501
Other affiliated payables	528,341
Other payables and accrued expenses	26,254
Total liabilities		20,256,461

Net Assets		$ 1,140,499,055
Net Assets consist of:
Paid in capital		$ 1,051,942,295
Undistributed net investment income		467,307
Accumulated undistributed net realized gain (loss) on investments		39,753
Net unrealized appreciation (depreciation) on investments		88,049,700
Net Assets		$ 1,140,499,055

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($398,593,874 ÷ 29,550,508 shares)	$ 13.49

Maximum offering price per share (100/96.00 of $13.49)	$ 14.05
Class T: Net Asset Value and redemption price per share ($239,690,541 ÷ 17,721,481 shares)	$ 13.53

Maximum offering price per share (100/96.00 of $13.53)	$ 14.09
Class B: Net Asset Value and offering price per share ($12,413,665 ÷ 922,998 shares)A	$ 13.45

Class C: Net Asset Value and offering price per share ($144,364,504 ÷ 10,679,202 shares)A	$ 13.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($345,436,471 ÷ 25,733,436 shares)	$ 13.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Interest		$ 23,144,143

Expenses
Management fee	$ 2,004,060
Transfer agent fees	660,740
Distribution and service plan fees	1,525,610
Accounting fees and expenses	111,195
Custodian fees and expenses	6,434
Independent trustees' compensation	2,005
Registration fees	59,679
Audit	26,265
Legal	1,845
Miscellaneous	4,521
Total expenses before reductions	4,402,354
Expense reductions	(10,849)	4,391,505
Net investment income (loss)		18,752,638
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		952,343
Change in net unrealized appreciation (depreciation) on investment securities		43,022,358
Net gain (loss)		43,974,701
Net increase (decrease) in net assets resulting from operations		$ 62,727,339

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,752,638	$ 42,394,968
Net realized gain (loss)	952,343	1,161,266
Change in net unrealized appreciation (depreciation)	43,022,358	(11,255,722)
Net increase (decrease) in net assets resulting from operations	62,727,339	32,300,512
Distributions to shareholders from net investment income	(18,726,683)	(42,348,699)
Distributions to shareholders from net realized gain	(162,406)	-
Total distributions	(18,889,089)	(42,348,699)
Share transactions - net increase (decrease)	52,493,030	(219,223,783)
Total increase (decrease) in net assets	96,331,280	(229,271,970)

Net Assets
Beginning of period	1,044,167,775	1,273,439,745
End of period (including undistributed net investment income of $467,307 and undistributed net investment income of $441,352, respectively)	$ 1,140,499,055	$ 1,044,167,775

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 12.99	$ 12.54	$ 11.55	$ 12.72	$ 13.00
Income from Investment Operations
Net investment income (loss) E	.229	.479	.465	.479	.476	.488
Net realized and unrealized gain (loss)	.542	(.041)	.450	.991	(1.094)	(.185)
Total from investment operations	.771	.438	.915	1.470	(.618)	.303
Distributions from net investment income	(.229)	(.478)	(.465)	(.480)	(.477)	(.488)
Distributions from net realized gain	(.002)	-	-	-	(.075)	(.095)
Total distributions	(.231)	(.478)	(.465)	(.480)	(.552)	(.583)
Net asset value, end of period	$ 13.49	$ 12.95	$ 12.99	$ 12.54	$ 11.55	$ 12.72
Total Return B,C,D	5.99%	3.53%	7.42%	12.96%	(5.06)%	2.39%
Ratios to Average Net Assets F,H
Expenses before reductions	.78% A	.77%	.78%	.79%	.78%	.73%
Expenses net of fee waivers, if any	.78% A	.77%	.78%	.79%	.78%	.73%
Expenses net of all reductions	.78% A	.77%	.78%	.79%	.74%	.70%
Net investment income (loss)	3.47% A	3.80%	3.64%	3.96%	3.85%	3.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 398,594	$ 368,789	$ 448,794	$ 403,580	$ 235,466	$ 160,903
Portfolio turnover rate G	8% A	8%	7%	6%	14%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 13.02	$ 12.57	$ 11.58	$ 12.75	$ 13.02
Income from Investment Operations
Net investment income (loss) E	.230	.481	.467	.481	.480	.484
Net realized and unrealized gain (loss)	.541	(.032)	.449	.990	(1.098)	(.177)
Total from investment operations	.771	.449	.916	1.471	(.618)	.307
Distributions from net investment income	(.229)	(.479)	(.466)	(.481)	(.477)	(.482)
Distributions from net realized gain	(.002)	-	-	-	(.075)	(.095)
Total distributions	(.231)	(.479)	(.466)	(.481)	(.552)	(.577)
Net asset value, end of period	$ 13.53	$ 12.99	$ 13.02	$ 12.57	$ 11.58	$ 12.75
Total Return B,C,D	5.98%	3.61%	7.41%	12.94%	(5.05)%	2.42%
Ratios to Average Net Assets F,H
Expenses before reductions	.77% A	.76%	.77%	.78%	.77%	.77%
Expenses net of fee waivers, if any	.77% A	.76%	.77%	.78%	.77%	.77%
Expenses net of all reductions	.77% A	.76%	.77%	.78%	.74%	.74%
Net investment income (loss)	3.48% A	3.80%	3.65%	3.97%	3.85%	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 239,691	$ 225,908	$ 253,136	$ 256,358	$ 233,891	$ 281,113
Portfolio turnover rate G	8% A	8%	7%	6%	14%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 12.96	$ 12.51	$ 11.52	$ 12.69	$ 12.97
Income from Investment Operations
Net investment income (loss) E	.184	.393	.379	.397	.396	.398
Net realized and unrealized gain (loss)	.533	(.040)	.451	.993	(1.096)	(.185)
Total from investment operations	.717	.353	.830	1.390	(.700)	.213
Distributions from net investment income	(.185)	(.393)	(.380)	(.400)	(.395)	(.398)
Distributions from net realized gain	(.002)	-	-	-	(.075)	(.095)
Total distributions	(.187)	(.393)	(.380)	(.400)	(.470)	(.493)
Net asset value, end of period	$ 13.45	$ 12.92	$ 12.96	$ 12.51	$ 11.52	$ 12.69
Total Return B,C,D	5.58%	2.85%	6.73%	12.26%	(5.70)%	1.68%
Ratios to Average Net Assets F,H
Expenses before reductions	1.46% A	1.46%	1.45%	1.45%	1.44%	1.43%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.45%	1.44%	1.43%
Expenses net of all reductions	1.45% A	1.45%	1.44%	1.45%	1.40%	1.40%
Net investment income (loss)	2.80% A	3.12%	2.98%	3.30%	3.19%	3.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,414	$ 12,983	$ 19,838	$ 26,607	$ 31,611	$ 48,172
Portfolio turnover rate G	8% A	8%	7%	6%	14%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.98	$ 13.02	$ 12.57	$ 11.57	$ 12.74	$ 13.02
Income from Investment Operations
Net investment income (loss) E	.179	.383	.370	.390	.384	.388
Net realized and unrealized gain (loss)	.541	(.042)	.448	.999	(1.096)	(.187)
Total from investment operations	.720	.341	.818	1.389	(.712)	.201
Distributions from net investment income	(.178)	(.381)	(.368)	(.389)	(.383)	(.386)
Distributions from net realized gain	(.002)	-	-	-	(.075)	(.095)
Total distributions	(.180)	(.381)	(.368)	(.389)	(.458)	(.481)
Net asset value, end of period	$ 13.52	$ 12.98	$ 13.02	$ 12.57	$ 11.57	$ 12.74
Total Return B,C,D	5.57%	2.74%	6.60%	12.19%	(5.77)%	1.58%
Ratios to Average Net Assets F,H
Expenses before reductions	1.55% A	1.54%	1.54%	1.53%	1.53%	1.52%
Expenses net of fee waivers, if any	1.55% A	1.54%	1.54%	1.53%	1.53%	1.52%
Expenses net of all reductions	1.55% A	1.54%	1.53%	1.53%	1.49%	1.49%
Net investment income (loss)	2.70% A	3.03%	2.89%	3.22%	3.09%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 144,365	$ 130,949	$ 151,847	$ 133,834	$ 72,444	$ 60,971
Portfolio turnover rate G	8% A	8%	7%	6%	14%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.89	$ 12.93	$ 12.49	$ 11.50	$ 12.67	$ 12.95
Income from Investment Operations
Net investment income (loss) D	.244	.505	.492	.506	.504	.508
Net realized and unrealized gain (loss)	.533	(.039)	.443	.993	(1.093)	(.180)
Total from investment operations	.777	.466	.935	1.499	(.589)	.328
Distributions from net investment income	(.245)	(.506)	(.495)	(.509)	(.506)	(.513)
Distributions from net realized gain	(.002)	-	-	-	(.075)	(.095)
Total distributions	(.247)	(.506)	(.495)	(.509)	(.581)	(.608)
Net asset value, end of period	$ 13.42	$ 12.89	$ 12.93	$ 12.49	$ 11.50	$ 12.67
Total Return B,C	6.07%	3.79%	7.62%	13.29%	(4.86)%	2.60%
Ratios to Average Net Assets E,G
Expenses before reductions	.53% A	.54%	.55%	.55%	.54%	.53%
Expenses net of fee waivers, if any	.53% A	.54%	.55%	.55%	.54%	.53%
Expenses net of all reductions	.53% A	.54%	.55%	.55%	.50%	.50%
Net investment income (loss)	3.72% A	4.02%	3.87%	4.20%	4.08%	4.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 345,436	$ 305,538	$ 399,826	$ 244,761	$ 164,402	$ 132,581
Portfolio turnover rate F	8% A	8%	7%	6%	14%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 89,045,972
Gross unrealized depreciation	(660,478)
Net unrealized appreciation (depreciation) on securities and other investments	$ 88,385,494

Tax cost	$ 1,020,152,922

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2017	$ (11,086)
2018	(739,097)
Total capital loss carryforward	$ (750,183)

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $78,834,621 and $41,647,084, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 485,527	$ 20,924
Class T	-%	.25%	293,046	4,159
Class B	.65%	.25%	58,466	42,412
Class C	.75%	.25%	688,571	110,598
			$ 1,525,610	$ 178,093

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 37,502
Class T	16,827
Class B*	14,156
Class C*	4,567
$ 73,052

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 232,748.12
Class T	129,084.11
Class B	9,905.15
Class C	91,925.13
Institutional Class	197,078.12
	$ 660,740

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,630 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.45%	$ 961

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $5,325 and $4,563, respectively.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 6,691,047	$ 14,082,162
Class T	4,037,291	8,623,827
Class B	181,528	469,299
Class C	1,838,233	3,908,426
Institutional Class	5,978,584	15,264,985
Total	$ 18,726,683	$ 42,348,699
From net realized gain
Class A	$ 58,057	$ -
Class T	34,962	-
Class B	2,005	-
Class C	20,220	-
Institutional Class	47,162	-
Total	$ 162,406	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	3,454,929	5,313,088	$ 45,857,912	$ 67,162,951
Reinvestment of distributions	338,439	726,633	4,505,927	9,159,824
Shares redeemed	(2,711,762)	(12,117,395)	(36,135,069)	(150,750,848)
Net increase (decrease)	1,081,606	(6,077,674)	$ 14,228,770	$ (74,428,073)
Class T
Shares sold	1,092,390	1,803,873	$ 14,541,823	$ 22,919,610
Reinvestment of distributions	217,909	475,560	2,909,311	6,012,579
Shares redeemed	(981,313)	(4,322,653)	(13,089,614)	(54,226,814)
Net increase (decrease)	328,986	(2,043,220)	$ 4,361,520	$ (25,294,625)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class B
Shares sold	35,466	62,330	$ 466,649	$ 789,783
Reinvestment of distributions	8,586	22,556	113,930	283,239
Shares redeemed	(126,171)	(610,999)	(1,677,633)	(7,615,702)
Net increase (decrease)	(82,119)	(526,113)	$ (1,097,054)	$ (6,542,680)
Class C
Shares sold	1,310,883	1,885,016	$ 17,467,003	$ 23,980,744
Reinvestment of distributions	90,879	193,652	1,212,496	2,447,134
Shares redeemed	(809,451)	(3,656,437)	(10,746,932)	(45,690,493)
Net increase (decrease)	592,311	(1,577,769)	$ 7,932,567	$ (19,262,615)
Institutional Class
Shares sold	4,802,418	12,412,960	$ 63,607,028	$ 155,056,778
Reinvestment of distributions	250,290	507,622	3,315,882	6,376,423
Shares redeemed	(3,017,403)	(20,139,938)	(39,855,683)	(255,128,991)
Net increase (decrease)	2,035,305	(7,219,356)	$ 27,067,227	$ (93,695,790)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

HIMI-USAN-0612
1.784902.109

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 22, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 22, 2012